Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Debt
Schedule of fair value debt

(in thousands)	December 29, 2016	March 30, 2017
Total debt at par value	$400,000	$363,625
Less: unamortized discount and debt issuance costs	9,257	8,915

Net carrying amount	$390,743	$354,710
Fair value	$400,000	$365,371

              The following table summarizes our long-term debt as of December 29, 2016 and December 31, 2015 (dollars in thousands):

	Maturity Date	Interest Rate Per Annum at December 29, 2016	December 31, 2015	December 29, 2016
Credit Facilities:
Term Loan Facility	September 30, 2023	5.25% Variable	$—	$350,000
ABL Facility	September 30, 2021	2.08% Variable	92,900	50,000
Prior Term Loan Facility	July 2, 2019	3.30% Variable	8,333	—
GCI Facility	May 1, 2019	7.75% Variable	78,000	—

Total secured debt			$179,233	$400,000
Less: current maturities			1,267	3,500

Long-term debt maturities			177,966	396,500
Less: unamortized discount and debt issuance costs			1,643	9,257

Total long-term debt			$176,323	$387,243